Pensions and Other Postretirement Benefits (Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	$ 4,541	$ 3,140
Current liabilities	(10)	(12)
Noncurrent liabilities - Pension and other postretirement benefits	(483)	(495)
Pension Plan [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	4,541	3,140
Current liabilities	0	0
Noncurrent liabilities - Pension and other postretirement benefits	(350)	(362)
Total amount recognized	4,191	2,778
Other postretirement benefits [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	0	0
Current liabilities	(10)	(12)
Noncurrent liabilities - Pension and other postretirement benefits	(133)	(133)
Total amount recognized	$ (143)	$ (145)